TAXATION (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
TAXATION
Schedule of current and deferred portion of income tax expenses

	Six months ended June 30,
	2021	2022

	(HK$ in thousands)

Current income tax expenses	215,288	143,732
Deferred income tax benefit	(8,791)	(534)
Income tax expenses	206,497	143,198

	Nine months ended September 30,
	2021	2022

	(HK$ in thousands)
Current income tax expenses	309,534	259,279
Deferred income tax benefit	(8,266)	(11,707)
Income tax expenses	301,268	247,572

Schedule of reconciliation between the income tax (benefit)/expenses computed by applying the Hong Kong enterprise tax rate to income before income taxes and actual provision

	Six months ended June 30,
	2021	2022

	(HK$ in thousands)

Income before income tax	1,902,687	1,366,121
Tax expenses at Hong Kong profit tax rate of 16.5%	313,943	225,245
Changes of valuation allowance	51,486	1,300
Tax effect of permanence differences	5,948	20,365
Effect of income tax jurisdictions other than Hong Kong	(6,282)	921
Super deduction of research and development expenses	(21,597)	(31,895)
Final settlement differences	—	(2,418)
Income not subject to tax (1)	(137,001)	(70,320)
Income tax expenses	206,497	143,198
(1)

This amount mainly represents tax exemption relating to the offshore income of Futu Securities. The brokerage commission income derived from executing the clients’ orders of US listed securities was treated as offshore-sourced and non-taxable on the basis that these transactions were executed outside Hong Kong.

	Nine months ended September 30,
	2021	2022

	(HK$ in thousands)
Income before income tax	2,612,670	2,229,064
Tax expenses at Hong Kong profit tax rate of 16.5%	431,091	367,631
Changes of valuation allowance	91,776	(31,771)
Tax effect of permanence differences	9,908	36,881
Effect of income tax jurisdictions other than Hong Kong	(14,548)	27,665
Super deduction of research and development expenses	(37,407)	(61,940)
Final settlement differences	—	(3,614)
Income not subject to tax (1)	(179,552)	(87,280)
Income tax expenses	301,268	247,572
(1)

This amount mainly represents tax exemption relating to the offshore income of Futu Securities. The brokerage commission income derived from executing the clients’ orders of US listed securities was treated as offshore-sourced and non-taxable on the basis that these transactions were executed outside Hong Kong.

Schedule of components of the deferred tax assets and liabilities

	As of December 31,	As of June 30,
	2021	2022

	(HK$ in thousands)
Deferred tax assets
Net operating loss carryforwards	158,826	156,774
Accrued expenses and others	50,408	52,082
Less: valuation allowance	(169,422)	(170,722)
Total deferred tax assets	39,812	38,134
Set-off of deferred tax liabilities pursuant to set-off provisions	(1,495)	(1,648)
Net deferred tax assets	38,317	36,486

Total deferred tax liabilities	2,131	9,291
Set-off of deferred tax assets pursuant to set-off provisions	(1,495)	(1,648)
Net deferred tax liabilities	636	7,643

	As of December 31,	As of September 30,
	2021	2022

	(HK$ in thousands)
Deferred tax assets
Net operating loss carryforwards	158,826	124,678
Accrued expenses and others	50,408	65,011
Less: valuation allowance	(169,422)	(137,651)
Total deferred tax assets	39,812	52,038
Set-off of deferred tax liabilities pursuant to set-off provisions	(1,495)	(976)
Net deferred tax assets	38,317	51,062

Total deferred tax liabilities	2,131	14,422
Set-off of deferred tax assets pursuant to set-off provisions	(1,495)	(976)
Net deferred tax liabilities	636	13,446

Schedule of movement of valuation allowance

	Six months ended June 30,
	2021	2022

	(HK$ in thousands)
Balance at beginning of the year/period	67,769	169,422
Additions	52,234	58,939
Reversals	(748)	(57,639)
Balance at end of the year/period	119,255	170,722

	Nine months ended September 30,
	2021	2022

	(HK$ in thousands)
Balance at beginning of the period	67,768	169,422
Additions	92,445	89,878
Reversals	(669)	(121,649)
Balance at end of the period	159,544	137,651